New Accounting Pronouncement - Additional Information (Details) - USD ($) $ in Thousands	Jan. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Stockholders equity		$ 6,028,687	$ 6,016,779	$ 5,435,057	$ 5,103,905
Debt securities held to maturity allowance for credit loss	$ 13,000	10,261	0
Recorded investment current		$ 27,115,643	25,603,271
Cumulative effect adoption adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Stockholders equity	(205,800)		$ (205,842)	$ 4,905	$ 1,935
Unfunded loan commitment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	(9,000)
Loan portfolio
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	315,000
ASC Subtopic 310-30
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	17,000
Accruing loans past-due 90 days or more	144,000
Non-accrual loans	278,000
Recorded investment current	$ 134,000